Financial instruments - Forward exchange contracts (Details) - Forward exchange contract € in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 EUR (€)
Disclosure of financial assets [line items]
Hedge ineffectiveness	$ 0
Cash flow hedges
Disclosure of financial assets [line items]
Notional amount | €		€ 109		€ 92
Negative fair value	$ 800,000
Positive fair value			$ 300,000